Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, including those held under capital leases, consists of the following:
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
At cost:
Computer and transmission equipment	8,953	9,521	1,341
Furniture, fixtures and office equipment	1,937	1,931	272
Total	10,890	11,452	1,613
Less: accumulated depreciation	(8,155)	(9,259)	(1,304)
Property and equipment, net	2,735	2,193	309